Payables to Parent Company	8 Months Ended
Dec. 31, 2024
Heidmar Maritime Holdings Corp.
Payables to Parent Company [Line Items]
Payables to Parent Company
3.
Payables to parent company

As of December 31, 2024, payables to the Parent, amounted to $173,397. This balance represents amounts paid by Heidmar Inc. on behalf of the Company for working capital purposes, related to expenses incurred in connection with the Company's proposed listing on the Nasdaq. This balance is unsecured, with no fixed payment terms, interest free and repayable upon demand.